Income Taxes (Details) - USD ($)		3 Months Ended	9 Months Ended	12 Months Ended
	Aug. 16, 2022	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2023
Income Taxes (Details) [Line Items]
U.S. federal net operating loss carryover (in Dollars)				$ 1,770,098
Taxable income	1.00%	18.00%	21.00%	20.97%
Taxable income limitation				80.00%
Taxable income years prior				100.00%
Statutory rate				21.00%
U.S [Member]
Income Taxes (Details) [Line Items]
Taxable income				80.00%
Modified taxable income				80.00%
Statutory rate				21.00%